INVENTORY (Tables)	9 Months Ended
Sep. 30, 2025
Inventory, Net [Abstract]
Summary of Inventories
	September 30,	December 31,
	2025	2024

Raw materials	$1,929	$837
Work in process	948	264
Finished goods	91	804

	$2,968	$1,905